Commitments and Contingencies (Legal Matters Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) claim	Dec. 31, 2016 USD ($) claim	Dec. 31, 2015 claim
Loss Contingencies [Line Items]
Cost for settlement and defense of asbestos claims, net of insurance recoveries and tax benefits | $	$ 57	$ 48
Asbestos Claims [Member]
Loss Contingencies [Line Items]
Number of pending asbestos claims	31,660	33,610	36,030
Number of new asbestos claims	3,530
Number of asbestos claims closed or moved to inactive docket	5,480